UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00994

                             BURNHAM INVESTORS TRUST
     -----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1325 Avenue of the Americas, 26th Floor
                               NEW YORK, NY 10019
     -----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Jon M. Burnham
                     1325 Avenue of the Americas, 26th Floor
                               NEW YORK, NY 10019
     -----------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-874-3863

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2009



ITEM 1. SCHEDULE OF INVESTMENTS.


Burnham Fund

PORTFOLIO HOLDINGS AS OF MARCH 31, 2009 - (UNAUDITED)

                                                       NUMBER OF
                                                         SHARES         VALUE
                                                      -----------   ------------
COMMON STOCKS 75.76%
(PERCENTAGE OF NET ASSETS)
CONSUMER DISCRETIONARY 5.09%
AUTO MANUFACTURERS 0.99%
   - Ford Motor Co.(a)                                    200,000   $    526,000
                                                                    ------------
RESTAURANTS 4.10%
     McDonald's Corp.                                      40,000      2,182,800
                                                                    ------------
TOTAL CONSUMER DISCRETIONARY (COST: $1,745,582)                        2,708,800
                                                                    ------------
CONSUMER STAPLES 8.38%
HOUSEHOLD PRODUCTS 1.77%
     The Procter & Gamble Co.                              20,000        941,800
                                                                    ------------
PACKAGED FOOD & MEATS 2.74%
     General Mills, Inc.(a)                                15,000        748,200
   - The Hain Celestial Group, Inc.(a)                     50,000        712,000
                                                                    ------------
                                                                       1,460,200
                                                                    ------------
SOFT DRINKS 3.87%
     PepsiCo, Inc.                                         40,000      2,059,200
                                                                    ------------
TOTAL CONSUMER STAPLES (COST: $4,642,389)                              4,461,200
                                                                    ------------
ENERGY 22.57%
ENERGY-ALTERNATE SOURCES 1.32%
   - Suntech Power Holdings Co., Ltd. - ADR(a)             60,000        701,400
                                                                    ------------
INTEGRATED OIL & GAS 10.78%
     BP p.l.c. - ADR                                       15,000        601,500
     Chevron Corp.                                         20,000      1,344,800
     ConocoPhillips                                        10,000        391,600
     Exxon Mobil Corp.                                     50,000      3,405,000
                                                                    ------------
                                                                       5,742,900
                                                                    ------------
OIL & GAS - EQUIPMENT & SERVICES 0.81%
   - National Oilwell Varco, Inc.                          15,000        430,650
                                                                    ------------
OIL & GAS - EXPLORATION & PRODUCTION 3.36%
     Devon Energy Corp.                                    40,000      1,787,600
                                                                    ------------
OIL & GAS - STORAGE & TRANSPORTATION 6.30%
     Eagle Rock Energy Partners, L.P.                     100,000        512,000
   - Kinder Morgan Management, LLC                         41,871      1,706,655
     The Williams Companies, Inc.                         100,000      1,138,000
                                                                    ------------
                                                                       3,356,655
                                                                    ------------
TOTAL ENERGY (COST: $10,330,077)                                      12,019,205
                                                                    ------------
FINANCIAL SERVICES 5.77%
BANKING 2.57%
     IBERIABANK Corp.(a)                                   15,000        689,100
     M & T Bank Corp.                                      15,000        678,600
                                                                    ------------
                                                                       1,367,700
                                                                    ------------
CONSUMER FINANCE 1.92%
     American Express Co.(a)                               75,000      1,022,250
                                                                    ------------

                                                       NUMBER OF
                                                         SHARES         VALUE
                                                      -----------   ------------
OTHER DIVERSIFIED FINANCIAL SERVICES 1.28%
     Bank of America Corp.                                100,000   $    682,000
                                                                    ------------
TOTAL FINANCIAL SERVICES (COST: $2,824,585)                            3,071,950
                                                                    ------------
INDUSTRIALS 8.33%
AEROSPACE & DEFENSE 1.61%
     United Technologies Corporation                       20,000        859,600
                                                                    ------------
CONSTRUCTION, FARM MACHINERY & TRUCKS 1.58%
     Caterpillar Inc.                                      30,000        838,800
                                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT 0.94%
   - Thomas & Betts Corp.                                  20,000        500,400
                                                                    ------------
ENVIRONMENTAL FACILITIES SERVICES 1.79%
   - Stericycle, Inc.                                      20,000        954,600
                                                                    ------------
INDUSTRIAL CONGLOMERATES 1.14%
     General Electric Co.(a)                               60,000        606,600
                                                                    ------------
RAILROADS 1.27%
     Norfolk Southern Corp.                                20,000        675,000
                                                                    ------------
TOTAL INDUSTRIALS (COST: $5,652,183)                                   4,435,000
                                                                    ------------
INFORMATION TECHNOLOGY 14.02%
COMPUTER HARDWARE 8.65%
   - Apple Inc.                                            30,000      3,153,600
     International Business Machines Corp.                 15,000      1,453,350
                                                                    ------------
                                                                       4,606,950
                                                                    ------------
INTERNET SOFTWARE & SERVICES 1.96%
   - Google Inc.                                            3,000      1,044,180
                                                                    ------------
SYSTEMS SOFTWARE 3.41%
     Microsoft Corp.(a)                                    40,000        734,800
   - Oracle Corp.                                          60,000      1,084,200
                                                                    ------------
                                                                       1,819,000
                                                                    ------------
TOTAL INFORMATION TECHNOLOGY (COST: $5,760,319)                        7,470,130
                                                                    ------------
MATERIALS 6.83%
DIVERSIFIED METALS & MINING 2.15%
     Freeport-McMoran Copper & Gold Inc.                   30,000      1,143,300
                                                                    ------------
FERTILIZERS & AGRICULTURAL CHEMICALS 4.68%
     Monsanto Co.                                          30,000      2,493,000
                                                                    ------------
TOTAL MATERIALS (COST: $3,301,347)                                     3,636,300
                                                                    ------------
TELECOMMUNICATIONS SERVICES 3.12%
INTEGRATED TELECOMMUNICATIONS SERVICES 3.12%
     AT&T Inc.                                             30,000        756,000
     Verizon Communications Inc.                           30,000        906,000
                                                                    ------------
                                                                       1,662,000
                                                                    ------------
TOTAL TELECOMMUNICATIONS SERVICES (COST: $1,890,228)                   1,662,000
                                                                    ------------

                         SEE NOTES TO PORTFOLIO HOLDINGS


                                 BURNHAM FUND 1

Burnham Fund CONTINUED

PORTFOLIO HOLDINGS (CONTINUED) AS OF MARCH 31, 2009 - (UNAUDITED)

                                                       NUMBER OF
                                                         SHARES         VALUE
                                                      -----------   ------------
UTILITIES 1.65%
INDIVIDUAL POWER PRODUCERS & ENERGY TRADERS 1.65%
   - NRG Energy, Inc.                                      50,000   $    880,000
                                                                    ------------
TOTAL UTILITIES (COST: $993,697)                                         880,000
                                                                    ------------
TOTAL COMMON STOCKS (COST: $37,140,407)                               40,344,585
                                                                    ------------
EXCHANGE TRADED FUND 6.78%
   - SPDR Gold Trust                                       40,000      3,611,200
                                                                    ------------
TOTAL EXCHANGE TRADED FUND (COST: $3,293,816)                          3,611,200
                                                                    ------------
SHORT-TERM INSTRUMENTS(b) 25.02%
(PERCENTAGE OF NET ASSETS)
INVESTMENT TRUST 7.45%
     Invesco Aim Liquid Assets Portfolio(c)             3,970,939      3,970,939
                                                                    ------------
TOTAL INVESTMENT TRUST (COST: $3,970,939)                              3,970,939
                                                                    ------------

                                                          FACE
                                                         VALUE
                                                      -----------
TIME DEPOSIT 17.57%
     Citibank
     0.10%, 4/01/09                                   $ 9,356,230      9,356,230
                                                                    ------------
TOTAL TIME DEPOSIT (COST: $9,356,230)                                  9,356,230
                                                                    ------------
TOTAL SHORT-TERM INSTRUMENTS (COST: $13,327,169)                      13,327,169
                                                                    ------------
TOTAL INVESTMENTS 107.56%
(COST $53,761,392)                                                  $ 57,282,954
LIABILITIES, LESS CASH AND OTHER ASSETS (7.56)%                       (4,026,954)
                                                                    ------------
NET ASSETS 100.00%                                                  $ 53,256,000
                                                                    ============

     FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

     THE TAX COST OF THE FUND AT MARCH 31, 2009, BASED ON SECURITIES OWNED, WAS $53,761,392. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND AT MARCH 31, 2009 WAS $10,141,707 AND ($6,620,145), RESPECTIVELY.

-    INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.

(a)  ALL OR A PORTION OF SECURITY OUT ON LOAN.

(b) INCLUSIVE OF ALL SHORT TERM HOLDINGS, INCLUDING COLLATERAL RECEIVED FROM SECURITY LENDING ACTIVITIES. NOT INCLUDING SUCH COLLATERAL, THE PERCENTAGE OF PORTFOLIO HOLDINGS WOULD BE 17.57%.

(c) REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES FROM SECURITIES LENDING TRANSACTIONS.

ADR - AMERICAN DEPOSITORY RECEIPT.

                         SEE NOTES TO PORTFOLIO HOLDINGS


                                 2 BURNHAM FUND

BURNHAM Financial Services Fund

PORTFOLIO HOLDINGS AS OF MARCH 31, 2009 - (UNAUDITED)

                                                       NUMBER OF
                                                         SHARES         VALUE
                                                      -----------   ------------
COMMON STOCKS 95.27%
(PERCENTAGE OF NET ASSETS)
BANKS 23.00%
BANKS - REGIONAL 21.52%
     Alliance Financial Corp.                             120,374   $  2,159,510
     Bancorp Rhode Island, Inc.                            47,688        861,722
   - Connecticut Bank & Trust Co.                          59,700        199,398
   - First Horizon National Corp.(b)                       25,833        277,446
   - Guaranty Bancorp                                     419,211        733,619
     Harleysville National Corp.                          100,000        606,000
     PacWest Bancorp(b)                                    16,300        233,579
     Porter Bancorp, Inc.                                 131,674      1,501,084
     Sterling Bancorp                                     100,000        990,000
     SunTrust Banks, Inc.(b)                               35,000        410,900
     Webster Financial Corp.(b)                           162,500        690,625
                                                                    ------------
                                                                       8,663,883
                                                                    ------------
DIVERSIFIED BANKS 1.48%
     Comerica Inc.(b)                                      32,500        595,075
                                                                    ------------
TOTAL BANKS (COST: $17,416,591)                                        9,258,958
                                                                    ------------
DIVERSIFIED FINANCIALS 47.25%
ASSET MANAGEMENT & CUSTODY BANKS 7.78%
     Ameriprise Financial, Inc.(b)                         50,000      1,024,500
     Invesco Ltd.(b)                                       40,600        562,716
     Janus Capital Group Inc.(b)                           50,000        332,500
     State Street Corp.(b)                                  5,000        153,900
     The Bank of New York Mellon Corp.(b)                  37,500      1,059,375
                                                                    ------------
                                                                       3,132,991
                                                                    ------------
CONSUMER FINANCE 0.38%
     Capital One Financial Corp.(b)                        12,500        153,000
                                                                    ------------
CREDIT SERVICES 0.71%
     CIT Group, Inc.(b)                                   100,000        285,000
                                                                    ------------
INSURANCE BROKER 1.52%
     Aon Corp.(b)                                          15,000        612,300
                                                                    ------------
INVESTMENT BANKING & BROKERAGE 9.20%
     Charles Schwab Corp.(b)                               25,000        387,500
     Lazard Ltd., Class A(b)                               20,000        588,000
     Morgan Stanley(b)                                     75,000      1,707,750
     Prospect Capital Corp.                               120,000      1,022,400
                                                                    ------------
                                                                       3,705,650
                                                                    ------------
LIFE & HEALTH INSURANCE 2.83%
     MetLife, Inc.(b)                                      50,000      1,138,500
                                                                    ------------
MULTI-LINE INSURANCE 0.81%
     Assurant, Inc.(b)                                     15,000        326,700
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES 9.26%
     Bank of America Corp.(b)                             137,499        937,743
     Citigroup Inc.(a)                                    125,000        316,250
     JPMorgan Chase & Co.(b)                               75,000      1,993,500
     The PNC Financial Services Group, Inc.(b, c)          16,420        480,942
                                                                    ------------
                                                                       3,728,435
                                                                    ------------


                                                       NUMBER OF
                                                         SHARES         VALUE
                                                      -----------   ------------
PROPERTY & CASUALTY INSURANCE 1.46%
     Assured Guaranty Ltd.                                 50,000   $    338,500
   - CRM Holdings, Ltd.                                   387,937        248,280
                                                                    ------------
                                                                         586,780
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS 12.57%
     Annaly Capital Management, Inc.(b)                    50,000        693,500
     Anworth Mortgage Asset Corp.                         122,375        750,159
     Chimera Investment Corp.                             250,000        840,000
     MFA Mortgage Investments, Inc.                       250,000      1,470,000
     Redwood Trust, Inc.(b)                                85,000      1,304,750
                                                                    ------------
                                                                       5,058,409
                                                                    ------------
UNREGISTERED INVESTMENT COMPANY 0.73%
     Peregrine Holdings Ltd.(d, 3, 4)                     275,000        295,107
                                                                    ------------
TOTAL DIVERSIFIED FINANCIALS (COST: $29,203,771)                      19,022,872
                                                                    ------------
THRIFTS & MORTGAGE FINANCE 25.02%
THRIFTS & MORTGAGE FINANCE 25.02%
     Bank of Atlanta(d, 3)                                228,572        973,717
     Beacon Federal Bancorp, Inc.                          57,850        468,585
   - Chicopee Bancorp, Inc.                               109,045      1,297,635
     Citizens South Banking Corp., Inc.                   233,001      1,220,925
     Hudson City Bancorp, Inc.(b)                          50,000        584,500
   - Investors Bancorp, Inc.(b)                            72,500        614,075
     Parkvale Financial Corp.                              17,024        186,924
     People's United Financial, Inc.(b)                   130,000      2,336,100
     Rome Bancorp, Inc.                                    11,104         89,720
     TFS Financial Corp.                                  189,750      2,301,667
                                                                    ------------
                                                                      10,073,848
                                                                    ------------
TOTAL THRIFTS & MORTGAGE FINANCE (COST: $12,879,712)                  10,073,848
                                                                    ------------
TOTAL COMMON STOCKS (COST: $59,500,074)                               38,355,678
                                                                    ------------
PREFERRED STOCKS 1.87%
(PERCENTAGE OF NET ASSETS)
BANKS 0.77%
BANKS - REGIONAL 0.77%
     Webster Financial Corp., Series A, 8.50%               1,000        310,000
                                                                    ------------
TOTAL BANKS (COST: $415,000)                                             310,000
                                                                    ------------
DIVERSIFIED FINANCIALS 1.10%
OTHER DIVERSIFIED FINANCIAL SERVICES 1.10%
     BAC Capital Trust XII, 6.875%                         25,000        287,250
     Bank of America Corp., Series 5, 4.00%                25,000        155,250
                                                                    ------------
                                                                         442,500
                                                                    ------------
TOTAL DIVERSIFIED FINANCIALS (COST: $564,675)                            442,500
                                                                    ------------
TOTAL PREFERRED STOCKS (COST: $979,675)                                  752,500
                                                                    ------------

                         SEE NOTES TO PORTFOLIO HOLDINGS


                            FINANCIAL SERVICES FUND 3

BURNHAM Financial Services Fund CONTINUED

PORTFOLIO HOLDINGS (CONTINUED) AS OF MARCH 31, 2009 - (UNAUDITED)

                                                          FACE
                                                         VALUE          VALUE
                                                      -----------   ------------
SHORT-TERM INSTRUMENTS(e) 6.04%
(PERCENTAGE OF NET ASSETS)
CERTIFICATE OF DEPOSIT 0.25%
     Eastern Bank
     1.50%, 11/27/09                                  $   100,000   $    100,000
                                                                    ------------
TOTAL CERTIFICATE OF DEPOSIT (COST: $100,000)                            100,000
                                                                    ------------

                                                       NUMBER OF
                                                         SHARES
                                                      -----------
INVESTMENT TRUST 0.76%
     Invesco Aim Liquid Assets Portfolio(f)               305,305        305,305
                                                                    ------------
TOTAL INVESTMENT TRUST (COST: $305,305)                                  305,305
                                                                    ------------

                                                          FACE
                                                         VALUE
                                                      -----------
TIME DEPOSIT 5.03%
     Citibank
     0.10%, 4/01/09                                   $ 2,026,281      2,026,281
                                                                    ------------
TOTAL TIME DEPOSIT (COST: $2,026,281)                                  2,026,281
                                                                    ------------
TOTAL SHORT-TERM INSTRUMENTS (COST: $2,431,586)                        2,431,586
                                                                    ------------
TOTAL INVESTMENTS 103.18%
(COST $62,911,335)                                                  $ 41,539,764
CALL OPTIONS WRITTEN (3.46)%
(PREMIUMS RECEIVED $1,493,673)                                        (1,394,807)
CASH AND OTHER ASSETS, LESS LIABILITIES 0.28%                            115,109
                                                                    ------------
NET ASSETS 100.00%                                                  $ 40,260,066
                                                                    ============

                                                       NUMBER OF
                                                       CONTRACTS
                                                      -----------
CALL OPTIONS WRITTEN (3.46)%
     Ameriprise Financial, Inc. Calls
     @ 25 due Jun 09                                           50   $     (7,500)
     @ 30 due Sep 09                                           50         (7,000)
     @ 35 due Jun 09                                          250         (2,500)
                                                                    ------------
                                                                         (17,000)
                                                                    ------------
     Annaly Capital Management, Inc. Calls
     @ 15 due May 09                                          250        (11,250)
     @ 16 due Jul 09                                          250        (12,500)
                                                                    ------------
                                                                         (23,750)
                                                                    ------------
     Aon Corp. Calls
     @ 45 due Jul 09                                           75        (12,000)
     @ 47.5 due Apr 09                                         75           (375)
                                                                    ------------
                                                                         (12,375)
                                                                    ------------

                                                       NUMBER OF
                                                       CONTRACTS        VALUE
                                                      -----------   ------------
     Assurant, Inc. Calls
     @ 30 due Sep 09                                           75   $     (9,000)
     @ 35 due Jan 10                                           75        (10,125)
                                                                    ------------
                                                                         (19,125)
                                                                    ------------
     Bank of America Corp. Calls
     @ 7 due Apr 09                                           240        (18,720)
     @ 7.5 due May 09                                         250        (29,500)
     @ 11 due May 09                                          125         (4,500)
     @ 15 due Aug 09                                          250        (10,000)
     @ 16 due May 09                                          500         (3,000)
                                                                    ------------
                                                                         (65,720)
                                                                    ------------
     Capital One Financial Corp. Calls
     @ 20 due Jun 09                                          125         (9,375)
                                                                    ------------
     Charles Schwab Corp. Calls
     @ 17.5 due Jun 09                                        250        (26,250)
                                                                    ------------
     CIT Group, Inc. Calls
     @ 7.5 due Apr 09                                         250           (625)
                                                                    ------------
     Comerica Inc. Calls
     @ 20 due Apr 09                                          125        (12,500)
     @ 20 due Jul 09                                          100        (32,000)
     @ 22.5 due Apr 09                                        100         (3,800)
                                                                    ------------
                                                                         (48,300)
                                                                    ------------
     First Horizon National Corp. Calls
     @ 12.5 due May 09                                        250        (18,750)
                                                                    ------------
     Hudson City Bancorp, Inc. Calls
     @ 15 due Oct 09                                          250        (17,500)
                                                                    ------------
     Invesco Ltd. Calls
     @ 17.5 due Apr 09                                        125           (625)
                                                                    ------------
     Investors Bancorp, Inc. Calls
     @ 15 due Apr 09                                          100           (750)
                                                                    ------------
     Janus Capital Group Inc. Calls
     @ 7.5 due Sep 09                                         125        (15,625)
     @ 10 due Jun 09                                          250         (6,250)
     @ 12.5 due Jun 09                                        125           (937)
                                                                    ------------
                                                                         (22,812)
                                                                    ------------
     JPMorgan Chase & Co. Calls
     @ 30 due Sep 09                                          250       (111,500)
     @ 31 due Jun 09                                          250        (63,750)
     @ 35 due Jun 09                                          125        (17,250)
     @ 35 due Sep 09                                          125        (34,125)
                                                                    ------------
                                                                        (226,625)
                                                                    ------------
     Lazard Ltd., Class A Calls
     @ 35 due Jun 09                                          100        (15,500)
     @ 40 due Sep 09                                           50         (8,500)
     @ 35 due Sep 09                                           50        (16,000)
                                                                    ------------
                                                                         (40,000)
                                                                    ------------
     MetLife, Inc. Calls
     @ 30 due Jun 09                                           50        (11,500)
     @ 35 due Jun 09                                          100        (11,000)
     @ 40 due Jun 09                                          100         (5,500)
     @ 45 due Jun 09                                          150         (3,000)
     @ 45 due Sep 09                                          100        (10,000)
                                                                    ------------
                                                                         (41,000)
                                                                    ------------

                         SEE NOTES TO PORTFOLIO HOLDINGS


                            4 FINANCIAL SERVICES FUND

BURNHAM Financial Services Fund CONTINUED

PORTFOLIO HOLDINGS (CONTINUED) AS OF MARCH 31, 2009 - (UNAUDITED)

                                                       NUMBER OF
                                                       CONTRACTS        VALUE
                                                      -----------   ------------
     Morgan Stanley Calls
     @ 17.5 due Apr 09                                        125   $    (73,750)
     @ 20 due Jul 09                                          250       (155,000)
     @ 22.5 due Apr 09                                        125        (27,500)
     @ 25 due Apr 09                                          125        (13,750)
     @ 25 due Jul 09                                          125        (46,250)
                                                                    ------------
                                                                        (316,250)
                                                                    ------------
     PacWest Bancorp Calls
     @ 30 due Jun 09                                          150         (1,500)
                                                                    ------------
     People's United Financial, Inc. Calls
     @ 17.5 due Apr 09                                        250        (23,750)
     @ 17.5 due May 09                                        250        (32,500)
     @ 20 due Aug 09                                          800        (70,400)
                                                                    ------------
                                                                        (126,650)
                                                                    ------------
     Redwood Trust, Inc. Calls
     @ 15 due Apr 09                                          150        (15,600)
     @ 15 due Jul 09                                          150        (35,250)
     @ 15 due Oct 09                                          125        (37,500)
     @ 17.5 due Oct 09                                        150        (30,000)
     @ 22.5 due Oct 09                                        150        (12,000)
     @ 17.5 due Jan 10                                        125        (30,625)
                                                                    ------------
                                                                        (160,975)
                                                                    ------------
     State Street Corp. Calls
     @ 35 due May 09                                           50        (15,500)
                                                                    ------------
     SunTrust Banks, Inc. Calls
     @ 12.5 due Jul 09                                        100        (26,500)
     @ 17.5 due Jul 09                                        100        (11,500)
     @ 20 due Jul 09                                          150        (11,250)
                                                                    ------------
                                                                         (49,250)
                                                                    ------------
     The Bank of New York Mellon Corp. Calls
     @ 27.5 due Apr 09                                        125        (32,500)
     @ 30 due Jun 09                                          100        (35,000)
     @ 35 due Sep 09                                          150        (46,500)
                                                                    ------------
                                                                        (114,000)
                                                                    ------------
     The PNC Financial Services Group, Inc. Calls
     @ 35 due May 09                                           50         (9,500)
     @ 45 due May 09                                           50         (1,500)
     @ 60 due Aug 09                                           60         (6,600)
                                                                    ------------
                                                                         (17,600)
                                                                    ------------
     Webster Financial Corp. Calls
     @ 15 due Apr 09                                          250         (2,500)
                                                                    ------------
TOTAL CALL OPTIONS WRITTEN
   (PREMIUMS RECEIVED: $1,493,673)                                  $ (1,394,807)
                                                                    ============

     FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

     THE TAX COST OF THE FUND AT MARCH 31, 2009, BASED ON SECURITIES OWNED, WAS $62,911,335. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND AT MARCH 31, 2009 WAS $1,546,682 AND ($22,918,253), RESPECTIVELY.

-    INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.

(a)  ALL OR A PORTION OF SECURITY OUT ON LOAN.

(b)  SECURITIES OR PARTIAL SECURITIES ON WHICH CALL OPTIONS WERE WRITTEN.

(c)  PARENT COMPANY OF THE FUNDS' TRANSFER AGENT.

(d) INDICATES A FAIR VALUED SECURITY. TOTAL MARKET VALUE FOR FAIR VALUED SECURITIES IS $1,268,824, REPRESENTING 3.15% OF NET ASSETS.

(e) INCLUSIVE OF ALL SHORT TERM HOLDINGS, INCLUDING COLLATERAL RECEIVED FROM SECURITY LENDING ACTIVITIES. NOT INCLUDING SUCH COLLATERAL, THE PERCENTAGE OF PORTFOLIO HOLDINGS WOULD BE 5.28%.

(f) REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES FROM SECURITIES LENDING TRANSACTIONS.

                         SEE NOTES TO PORTFOLIO HOLDINGS


                            FINANCIAL SERVICES FUND 5

BURNHAM Financial Industries Fund

PORTFOLIO HOLDINGS AS OF MARCH 31, 2009 - (UNAUDITED)

                                                       NUMBER OF
                                                         SHARES         VALUE
                                                      -----------   ------------
COMMON STOCKS 96.14%
(PERCENTAGE OF NET ASSETS)
BANKS 20.90%
BANKS - REGIONAL 18.93%
     Alliance Financial Corp.(e)                          151,943   $  2,725,857
     Bancorp Rhode Island, Inc.(e)                        168,252      3,040,314
   - Connecticut Bank & Trust Co.(e)                       71,374        238,389
     Fifth Third Bancorp(a, b)                            500,000      1,460,000
   - First Horizon National Corp.(b)                      157,163      1,687,931
     PacWest Bancorp(b)                                    15,000        214,950
     Porter Bancorp, Inc.                                  45,000        513,000
     Regions Financial Corp.(b)                            75,000        319,500
     SunTrust Banks, Inc.(b)                              100,000      1,174,000
     Synovus Financial Corp.(a, b)                        175,000        568,750
     The South Financial Group, Inc.(e)                   250,000        275,000
     Webster Financial Corp.(b)                           225,000        956,250
                                                                    ------------
                                                                      13,173,941
                                                                    ------------
DIVERSIFIED BANKS 1.97%
     Comerica Inc.(b)                                      75,000      1,373,250
                                                                    ------------
TOTAL BANKS (COST: $23,772,400)                                       14,547,191
                                                                    ------------
DIVERSIFIED FINANCIALS 52.40%
ASSET MANAGEMENT & CUSTODY BANKS 9.32%
     Ameriprise Financial, Inc.(b)                         50,000      1,024,500
     Invesco Ltd.(b)                                       50,000        693,000
     Janus Capital Group Inc.(b)                          125,000        831,250
     State Street Corp.(b)                                 50,000      1,539,000
     The Bank of New York Mellon Corp.(b)                  85,000      2,401,250
                                                                    ------------
                                                                       6,489,000
                                                                    ------------
CONSUMER FINANCE 0.44%
     Capital One Financial Corp.(b)                        25,000        306,000
                                                                    ------------
CREDIT SERVICES 0.51%
     CIT Group, Inc.(a, b)                                125,000        356,250
                                                                    ------------
INSURANCE BROKER 1.76%
     Aon Corp.(b)                                          30,000      1,224,600
                                                                    ------------
INVESTMENT BANKING & BROKERAGE 9.51%
     Charles Schwab Corp.(b)                               50,000        775,000
     Lazard Ltd., Class A(b)                              100,000      2,940,000
     Morgan Stanley(b)                                     75,000      1,707,750
     Prospect Capital Corp.(a)                            140,000      1,192,800
                                                                    ------------
                                                                       6,615,550
                                                                    ------------
LIFE & HEALTH INSURANCE 4.76%
     Lincoln National Corp.(b)                             50,000        334,500
     MetLife, Inc.(b)                                     110,000      2,504,700
     Prudential Financial, Inc.(b)                         25,000        475,500
                                                                    ------------
                                                                       3,314,700
                                                                    ------------
MULTI-LINE INSURANCE 2.04%
     Assurant, Inc.(b)                                     65,000      1,415,700
                                                                    ------------

                                                       NUMBER OF
                                                         SHARES         VALUE
                                                      -----------   ------------
OTHER DIVERSIFIED FINANCIAL SERVICES 10.49%
     Bank of America Corp.(b)                             326,899   $  2,229,451
     Citigroup Inc.(a, e)                                  95,000        240,350
     JPMorgan Chase & Co.(b)                              150,000      3,987,000
     The PNC Financial Services Group, Inc.(b, f)          28,920        847,067
                                                                    ------------
                                                                       7,303,868
                                                                    ------------
PROPERTY & CASUALTY INSURANCE 3.04%
     Assured Guaranty Ltd.                                 40,000        270,800
   - CRM Holdings, Ltd.                                   344,494        220,476
     The Travelers Companies, Inc.(b)                      40,000      1,625,600
                                                                    ------------
                                                                       2,116,876
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS 10.53%
     Annaly Capital Management, Inc.(b)                   125,000      1,733,750
     Anworth Mortgage Asset Corp.                         244,750      1,500,317
     Chimera Investment Corp.(e)                          250,000        840,000
     MFA Mortgage Investments, Inc.(e)                    100,000        588,000
     Redwood Trust, Inc.(b)                               173,500      2,663,225
                                                                    ------------
                                                                       7,325,292
                                                                    ------------
TOTAL DIVERSIFIED FINANCIALS (COST: $45,716,326)                      36,467,836
                                                                    ------------
THRIFTS & MORTGAGE FINANCE 22.84%
THRIFTS & MORTGAGE FINANCE 22.84%
     Beacon Federal Bancorp, Inc.(e)                      215,699      1,747,162
   - Chicopee Bancorp, Inc.(e)                            100,639      1,197,604
     Citizens South Banking Corp., Inc.(e)                137,600        721,024
   - FirstFed Financial Corp.                              60,000         21,600
     Hudson City Bancorp, Inc.(b)                         100,000      1,169,000
   - Investors Bancorp, Inc.(b)                           190,000      1,609,300
     People's United Financial, Inc.(b)                   185,000      3,324,450
     Rome Bancorp, Inc.                                    22,396        180,960
     TFS Financial Corp.(e)                               488,751      5,928,550
                                                                    ------------
                                                                      15,899,650
                                                                    ------------
TOTAL THRIFTS & MORTGAGE FINANCE (COST: $17,427,234)                  15,899,650
                                                                    ------------
TOTAL COMMON STOCKS (COST: $86,915,960)                               66,914,677
                                                                    ------------

                                                          FACE
                                                         VALUE
                                                      -----------
SHORT-TERM INSTRUMENTS(c) 8.28%
(PERCENTAGE OF NET ASSETS)
CERTIFICATE OF DEPOSIT 0.14%
     Eastern Bank
     1.50%, 11/27/09                                  $   100,000        100,000
                                                                    ------------
TOTAL CERTIFICATE OF DEPOSIT (COST: $100,000)                            100,000
                                                                    ------------

                                                         NUMBER
                                                       OF SHARES
                                                      -----------
INVESTMENT TRUST 1.63%
     Invesco Aim Liquid Assets Portfolio(d)             1,135,740      1,135,740
                                                                    ------------
TOTAL INVESTMENT TRUST (COST: $1,135,740)                              1,135,740
                                                                    ------------

                         SEE NOTES TO PORTFOLIO HOLDINGS


                           6 FINANCIAL INDUSTRIES FUND

BURNHAM Financial Industries Fund CONTINUED

PORTFOLIO HOLDINGS (CONTINUED) AS OF MARCH 31, 2009 - (UNAUDITED)

                                                          FACE
                                                         VALUE          VALUE
                                                      -----------   ------------
TIME DEPOSIT 6.51%
     Citibank
     0.10%, 4/01/09                                   $ 4,527,500   $  4,527,500
                                                                    ------------
TOTAL TIME DEPOSIT (COST: $4,527,500)                                  4,527,500
                                                                    ------------
TOTAL SHORT-TERM INSTRUMENTS (COST: $5,763,240)                        5,763,240
                                                                    ------------
TOTAL INVESTMENTS 104.42%
(COST $92,679,200)                                                  $ 72,677,917

SHORT SALES (14.47)%
(PROCEEDS $11,090,863)                                               (10,070,186)

CALL OPTIONS WRITTEN (4.74)%
(PREMIUMS RECEIVED $3,620,993)                                        (3,299,388)

PUT OPTIONS WRITTEN (0.19)%
(PREMIUMS RECEIVED $82,372)                                             (136,000)

CASH AND OTHER ASSETS, LESS LIABILITIES 14.98%                        10,428,189
                                                                    ------------
NET ASSETS 100.00%                                                  $ 69,600,532
                                                                    ============

                                                       NUMBER OF
                                                         SHARES
                                                      -----------
SHORT SALES(e) (14.47)%
     American Express Co.                                  50,000   $   (681,500)
     Bank of Hawaii Corp.                                  10,000       (329,800)
     City National Corp.(b)                                30,000     (1,013,100)
     Cullen/Frost Bankers, Inc.                            40,000     (1,877,600)
     First BanCorp. Puerto Rico                            50,000       (213,000)
   - First Cash Financial Services, Inc.                    8,300       (123,836)
     First Niagara Financial Group, Inc.(b)                50,000       (545,000)
     General Electric Co.                                  50,000       (505,500)
     M & T Bank Corp.                                      15,000       (678,600)
     NBT Bancorp Inc.                                      70,000     (1,514,800)
     New York Community Bancorp, Inc.                      10,000       (111,700)
   - Signature Bank                                        20,000       (564,600)
     Susquehanna Bancshares, Inc.                          20,000       (186,600)
   - SVB Financial Group                                   10,000       (200,100)
     Torchmark Corp.                                       25,000       (655,750)
     Umpqua Holdings Corp.(b)                              25,000       (226,500)
     United Bankshares, Inc.                                5,000        (86,200)
     Visa Inc., Class A Shares                             10,000       (556,000)
                                                                    ------------
TOTAL SHORT SALES (PROCEEDS: $11,090,863)                            (10,070,186)
                                                                    ------------

                                                       NUMBER OF
                                                       CONTRACTS
                                                      -----------
CALL OPTIONS WRITTEN (4.74)%
     Ameriprise Financial, Inc. Calls
     @ 25 due Jun 09                                          225        (33,750)
     @ 30 due Sep 09                                          100        (14,000)
                                                                    ------------
                                                                         (47,750)
                                                                    ------------

                                                       NUMBER OF
                                                       CONTRACTS        VALUE
                                                      -----------   ------------
     Annaly Capital Management, Inc. Calls
     @ 15 due May 09                                          500   $    (22,500)
     @ 16 due Jul 09                                          500        (25,000)
                                                                    ------------
                                                                         (47,500)
                                                                    ------------
     Aon Corp. Calls
     @ 45  due Jul 09                                         150        (24,000)
     @ 47.5 due Apr 09                                        150           (750)
                                                                    ------------
                                                                         (24,750)
                                                                    ------------
     Assurant, Inc. Calls
     @ 30 due Sep 09                                           75         (9,000)
     @ 35 due Jun 09                                          225         (2,250)
     @ 35 due Jan 10                                           75        (10,125)
     @ 40 due Jun 09                                          275         (2,063)
                                                                    ------------
                                                                         (23,438)
                                                                    ------------
     Bank of America Corp. Calls
     @ 7 due Apr 09                                           500        (39,000)
     @ 7.5 due May 09                                         500        (59,000)
     @ 9 due May 09                                         1,000        (73,000)
     @ 11 due May 09                                          250         (9,000)
     @ 15 due Aug 09                                          500        (20,000)
     @ 16 due May 09                                          500         (3,000)
                                                                    ------------
                                                                        (203,000)
                                                                    ------------
     Capital One Financial Corp. Calls
     @ 20 due Jun 09                                          250        (18,750)
                                                                    ------------
     Charles Schwab Corp. Calls
     @ 17.5 due Jun 09                                        500        (52,500)
                                                                    ------------
     CIT Group, Inc. Calls
     @ 7.5 due Apr 09                                         250           (625)
                                                                    ------------
     Comerica Inc. Calls
     @ 20 due Apr 09                                          250        (25,000)
     @ 20 due Jul 09                                          150        (48,000)
     @ 25 due Jul 09                                          200        (33,200)
     @ 35 due Apr 09                                          150           (375)
                                                                    ------------
                                                                        (106,575)
                                                                    ------------
     Fifth Third Bancorp Calls
     @ 10 due May 09                                          500         (1,250)
     @ 15 due May 09                                          500         (1,250)
                                                                    ------------
                                                                          (2,500)
                                                                    ------------
     First Horizon National Corp. Calls
     @ 10 due Apr 09                                          500        (70,000)
     @ 12.5 due May 09                                        250        (13,750)
     @ 12.5 due Aug 09                                        250        (35,000)
     @ 15 due Aug 09                                          500        (27,500)
                                                                    ------------
                                                                        (146,250)
                                                                    ------------
     Hudson City Bancorp, Inc. Calls
     @ 15 due Oct 09                                          500        (35,000)
                                                                    ------------
     Invesco Ltd. Calls
     @ 17.5 due Apr 09                                        250         (1,250)
                                                                    ------------
     Investors Bancorp, Inc. Calls
     @ 15 due Apr 09                                          300         (2,250)
                                                                    ------------

                         SEE NOTES TO PORTFOLIO HOLDINGS


                           FINANCIAL INDUSTRIES FUND 7

BURNHAM Financial Industries Fund CONTINUED

PORTFOLIO HOLDINGS (CONTINUED) AS OF MARCH 31, 2009 - (UNAUDITED)

                                                       NUMBER OF
                                                       CONTRACTS        VALUE
                                                      -----------   ------------
     Janus Capital Group Inc. Calls
     @ 7.5 due Sep 09                                         250   $    (31,250)
     @ 12.5 due Jun 09                                        250         (1,875)
                                                                    ------------
                                                                         (33,125)
                                                                    ------------
     JPMorgan Chase & Co. Calls
     @ 30 due Sep 09                                          250       (111,500)
     @ 31 due Jun 09                                          500       (127,500)
     @ 35 due Jun 09                                          250        (34,500)
     @ 35 due Sep 09                                          500       (136,500)
                                                                    ------------
                                                                        (410,000)
                                                                    ------------
     Lazard Ltd., Class A Calls
     @ 30 due Jun 09                                          150        (48,000)
     @ 35 due Jun 09                                          250        (38,750)
     @ 35 due Sep 09                                          300        (96,000)
     @ 40 due Sep 09                                          300        (51,000)
                                                                    ------------
                                                                        (233,750)
                                                                    ------------
     Lincoln National Corp. Calls
     @ 22.5 due Apr 09                                        250           (625)
     @ 25 due Jul 09                                          250         (1,250)
                                                                    ------------
                                                                          (1,875)
                                                                    ------------
     MetLife, Inc. Calls
     @ 22.5 due Jun 09                                        250       (132,500)
     @ 25 due Sep 09                                          250       (135,000)
     @ 35 due Jun 09                                          200        (22,000)
     @ 40 due Jun 09                                          200        (11,000)
     @ 45 due Sep 09                                          200        (20,000)
                                                                    ------------
                                                                        (320,500)
                                                                    ------------
     Morgan Stanley Calls
     @ 17.5 due Apr 09                                        250       (147,500)
     @ 22.5 due Apr 09                                        250        (55,000)
     @ 25 due Jul 09                                          250        (92,500)
                                                                    ------------
                                                                        (295,000)
                                                                    ------------
     PacWest Bancorp Calls
     @ 30 due Jun 09                                          150         (1,500)
                                                                    ------------
     People's United Financial, Inc. Calls
     @ 17.5 due Apr 09                                        500        (47,500)
     @ 20 due Aug 09                                        1,100        (96,800)
     @ 20 due Jan 10                                          250        (37,500)
                                                                    ------------
                                                                        (181,800)
                                                                    ------------
     Prudential Financial, Inc. Calls
     @ 35 due Jun 09                                          250        (28,750)
                                                                    ------------
     Redwood Trust, Inc. Calls
     @ 12.5 due Apr 09                                         35        (10,325)
     @ 15 due Apr 09                                          300        (31,200)
     @ 15 due Jul 09                                          300        (70,500)
     @ 15 due Oct 09                                          250        (75,000)
     @ 17.5 due Oct 09                                        300        (60,000)
     @ 17.5 due Jan 10                                        250        (61,250)
     @ 22.5 due Oct 09                                        300        (24,000)
                                                                    ------------
                                                                        (332,275)
                                                                    ------------
     Regions Financial Corp. Calls
     @ 7.5 due Aug 09                                         375        (16,500)
                                                                    ------------

                                                       NUMBER OF
                                                       CONTRACTS        VALUE
                                                      -----------   ------------
     State Street Corp. Calls
     @ 35 due May 09                                          100   $    (31,000)
     @ 35 due Aug 09                                          200       (118,000)
     @ 40 due Aug 09                                          200        (82,000)
                                                                    ------------
                                                                        (231,000)
                                                                    ------------
     SunTrust Banks, Inc. Calls
     @ 12.5 due Jul 09                                        500       (132,500)
     @ 20 due Jul 09                                          500        (37,500)
                                                                    ------------
                                                                        (170,000)
                                                                    ------------
     Synovus Financial Corp. Calls
     @ 10  due May 09                                         500         (2,500)
                                                                    ------------
     The Bank of New York Mellon Corp. Calls
     @ 27.5 due Apr 09                                        250        (65,000)
     @ 30 due Jun 09                                          150        (52,500)
     @ 32.5 due Jun 09                                        150        (38,250)
     @ 35 due Sep 09                                          300        (93,000)
                                                                    ------------
                                                                        (248,750)
                                                                    ------------
     The PNC Financial Services Group, Inc. Calls
     @ 35 due May 09                                          100        (19,000)
     @ 45 due May 09                                          100         (3,000)
     @ 47.5 due Aug 09                                         80         (8,800)
                                                                    ------------
                                                                         (30,800)
                                                                    ------------
     The Travelers Companies, Inc. Calls
     @ 50 due Jul 09                                          250        (28,750)
     @ 55 due Apr 09                                          150           (375)
                                                                    ------------
                                                                         (29,125)
                                                                    ------------
     Webster Financial Corp. Calls
     @ 5 due May 09                                           500        (17,500)
     @ 15 due Apr 09                                          250         (2,500)
                                                                    ------------
                                                                         (20,000)
                                                                    ------------
TOTAL CALL OPTIONS WRITTEN
   (PREMIUMS RECEIVED: $3,620,993)                                    (3,299,388)
                                                                    ------------
PUT OPTIONS WRITTEN (0.19)%
     City National Corp. Puts
     @ 30  due Apr 09                                         100         (8,500)
                                                                    ------------
     First Niagara Financial Group, Inc. Puts
     @ 12.5 due Jul 09                                        500       (110,000)
                                                                    ------------
     Umpqua Holdings Corp. Puts
     @ 7.5 due Jun 09                                         250        (17,500)
                                                                    ------------
TOTAL PUT OPTIONS WRITTEN
   (PREMIUMS RECEIVED: $82,372)                                     $   (136,000)
                                                                    ============

                         SEE NOTES TO PORTFOLIO HOLDINGS


                           8 FINANCIAL INDUSTRIES FUND

BURNHAM Financial Industries Fund CONTINUED

PORTFOLIO HOLDINGS (CONTINUED) AS OF MARCH 31, 2009 - (UNAUDITED)

     FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

     THE TAX COST OF THE FUND AT MARCH 31, 2009, BASED ON SECURITIES OWNED, WAS $92,679,200. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND AT MARCH 31, 2009 WAS $2,713,034 AND ($22,714,317), RESPECTIVELY.

-    INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.

(a)  ALL OR A PORTION OF SECURITY OUT ON LOAN.

(b)  SECURITIES OR PARTIAL SECURITIES ON WHICH CALL/PUT OPTIONS WERE WRITTEN.

(c) INCLUSIVE OF ALL SHORT TERM HOLDINGS, INCLUDING COLLATERAL RECEIVED FROM SECURITY LENDING ACTIVITIES. NOT INCLUDING SUCH COLLATERAL, THE PERCENTAGE OF PORTFOLIO HOLDINGS WOULD BE 6.65%.

(d) REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES LENDING TRANSACTIONS.

(e) SECURITY OR PARTIAL SECURITY SEGREGATED AS COLLATERAL FOR SECURITIES SOLD SHORT. THE FUNDS ARE REQUIRED TO ESTABLISH A MARGIN ACCOUNT WITH THE BROKER LENDING THE SECURITY SOLD SHORT. WHILE THE SHORT SALE IS OUTSTANDING, THE BROKER RETAINS THE PROCEEDS OF THE SHORT SALE AND THE FUND MUST MAINTAIN A DEPOSIT WITH THE BROKER CONSISTING OF CASH AND SECURITIES HAVING A VALUE EQUAL TO A SPECIFIED PERCENTAGE OF THE VALUE OF THE SECURITIES SOLD SHORT. THE FUND IS OBLIGATED TO PAY THE COUNTERPARTY ANY DIVIDENDS OR INTEREST DUE ON SECURITIES SOLD SHORT. SUCH DIVIDENDS AND INTEREST ARE RECORDED AS AN EXPENSE TO THE FUND.

(f)  PARENT COMPANY OF THE FUNDS' TRANSFER AGENT.

                         SEE NOTES TO PORTFOLIO HOLDINGS


                           FINANCIAL INDUSTRIES FUND 9

BURNHAM U.S. Government Money Market Fund

PORTFOLIO HOLDINGS AS OF MARCH 31, 2009 - (UNAUDITED)

                                                          FACE
                                                         VALUE          VALUE
                                                      -----------   ------------
SHORT-TERM INSTRUMENTS(b) 123.44%
(PERCENTAGE OF NET ASSETS)
U.S. GOVERNMENT AGENCY OBLIGATIONS 11.46%
     Federal Home Loan Bank
     0.01%, 4/01/09                                   $ 8,900,000   $  8,900,000
     0.01%, 4/06/09                                     6,570,000      6,569,991
     0.01%, 4/07/09                                    13,400,000     13,399,978
                                                                    ------------
                                                                      28,869,969
                                                                    ------------
     Federal National Mortgage Association
     0.01%, 4/03/09                                     4,240,000      4,239,998
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (COST: $33,109,967)                                                33,109,967
                                                                    ------------
U.S. TREASURY OBLIGATIONS 36.41%
     U.S. Treasury Bills
     0.18%, 4/09/09(a)                                 50,000,000     49,998,055
     1.35%, 4/23/09(a)                                 20,000,000     19,983,500
                                                                    ------------
                                                                      69,981,555
                                                                    ------------
     U.S. Treasury Notes
     4.875%, 5/31/09                                   10,000,000     10,045,569
     4.875%, 6/30/09                                   10,000,000     10,054,483
     4.875%, 8/15/09(a)                                15,000,000     15,144,570
                                                                    ------------
                                                                      35,244,622
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (COST: $105,226,177)                                              105,226,177
                                                                    ------------
REPURCHASE AGREEMENTS 52.01%
     Bank of America Corp.,
     0.15% dated 3/31/09, to be
     repurchased at $10,300,043
     on 4/01/09 (collateralized by
     $10,790,345 GNMA,
     5.50% due 6/20/38,
     value $10,506,000)                                10,300,000     10,300,000
                                                                    ------------
     JPMorgan Chase & Co.,
     0.18% dated 3/31/09, to be
     repurchased at $70,004,136
     on 4/01/09 (collateralized by
     $217,252,902 GNMA,
     5.50-7.50% due 6/15/28-
     1/15/44, value $71,404,221)                       70,000,000     70,000,000
                                                                    ------------
     The Goldman Sachs Group, Inc.,
     0.15% dated 3/31/09, to be
     repurchased at $70,000,292
     on 4/01/09 (collateralized by
     $1,522,347,896 GNMA,
     4.50-12.00% due 9/15/10-
     3/15/39, value $71,400,000)                       70,000,000     70,000,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
   (COST: $150,300,000)                                              150,300,000
                                                                    ------------

                                                       NUMBER OF
                                                         SHARES         VALUE
                                                      -----------   ------------
INVESTMENT TRUST 23.52%
     Invesco Aim Liquid Assets Portfolio(c)            67,951,875   $ 67,951,875
                                                                    ------------
TOTAL INVESTMENT TRUST
   (COST: $67,951,875)                                                67,951,875
                                                                    ------------

                                                          FACE
                                                         VALUE
                                                      -----------
TIME DEPOSIT 0.04%
     Citibank
     0.10%, 4/01/09                                   $   114,492        114,492
                                                                    ------------
TOTAL TIME DEPOSIT (COST: $114,492)                                      114,492
                                                                    ------------
TOTAL SHORT-TERM INSTRUMENTS (COST: $356,702,511)                    356,702,511
                                                                    ------------
TOTAL INVESTMENTS 123.44%
(COST $356,702,511)*                                                $356,702,511
LIABILITIES, LESS CASH AND OTHER ASSETS (23.44)%                     (67,745,709)
                                                                    ------------
NET ASSETS 100.00%                                                  $288,956,802
                                                                    ============

*    AGGREGATE COST FOR FEDERAL TAX PURPOSES.

(a)  ALL OR A PORTION OF SECURITY OUT ON LOAN.

(b) INCLUSIVE OF ALL SHORT TERM HOLDINGS, INCLUDING COLLATERAL RECEIVED FROM SECURITY LENDING ACTIVITIES. NOT INCLUDING SUCH COLLATERAL, THE PERCENTAGE OF PORTFOLIO HOLDINGS WOULD BE 99.92%.

(c) REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES FROM SECURITIES LENDING TRANSACTIONS.

                         SEE NOTES TO PORTFOLIO HOLDINGS


                      10 U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO PORTFOLIO HOLDINGS - MARCH 31, 2009 (UNAUDITED)

VALUATION AND INVESTMENT PRACTICES

1. VALUING SECURITIES

     THE FUNDS USE THESE METHODS TO VALUE PORTFOLIO SECURITIES:

     STOCKS AND OTHER EQUITIES ARE VALUED AT THE LAST QUOTED SALES PRICE AS OF THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (GENERALLY 4:00 P.M. EASTERN TIME) OR THE NASDAQ OFFICIAL CLOSING PRICE ("NOCP") ON THE VALUATION DATE. IF THERE ARE NO TRADES OR NO CLOSING PRICE THAT DAY, SECURITIES ARE VALUED AT THE LAST AVAILABLE OR OFFICIAL BID PRICE.

     BONDS AND OTHER DEBT SECURITIES (EXCEPT FOR SHORT-TERM SECURITIES) ARE VALUED ACCORDING TO PRICES OBTAINED FROM INDEPENDENT PRICING SERVICES OR FROM A PRINCIPAL MARKET MAKER. THESE SERVICES RELY EITHER ON THE LATEST BID AND ASKED PRICES OR ON A MATRIX SYSTEM THAT ASSIGNS VALUES BASED ON A NUMBER OF FACTORS, SUCH AS SECURITY PRICES, YIELDS, MATURITIES, AND RATINGS.

     MONEY MARKET INSTRUMENTS AND OTHER TEMPORARY CASH INVESTMENTS ARE VALUED DIFFERENTLY DEPENDING ON THE FUND. THE BURNHAM U.S. GOVERNMENT MONEY MARKET FUND VALUES THEM AT AMORTIZED COST, WHICH APPROXIMATES FAIR VALUE, BY AMORTIZING ANY DISCOUNT OR PREMIUM IN A STRAIGHT LINE FROM THE PRESENT TO THE MATURITY DATE (THE METHOD MOST COMMONLY USED TO VALUE THESE TYPES OF SECURITIES). THE REMAINING FUNDS USE THIS METHOD FOR TEMPORARY CASH INVESTMENTS WHOSE MATURITY IS LESS THAN 60 DAYS. FOR TEMPORARY CASH INVESTMENTS WHOSE MATURITY IS LONGER THAN 60 DAYS, THE REMAINING FUNDS VALUE THEM THE SAME WAY BONDS ARE VALUED.

     REPURCHASE AGREEMENTS, WHICH EACH FUND CAN USE AS LONG AS THE COUNTERPARTIES MEET THE BOARD OF TRUSTEES' CREDIT STANDARDS, ARE RECORDED AT COST. ANY REPURCHASE AGREEMENTS MUST BE FULLY COLLATERALIZED BY U.S. GOVERNMENT SECURITIES, WHICH ARE HELD BY A CUSTODIAN BANK UNTIL THE AGREEMENTS MATURE. THESE SECURITIES ARE MONITORED DAILY TO ENSURE THAT THEIR VALUE (INCLUDING INTEREST) IS AT LEAST 102% OF THE AMOUNT OWED TO A FUND UNDER THE RELATED REPURCHASE AGREEMENT. IN THE EVENT OF COUNTERPARTY DEFAULT, A FUND HAS THE RIGHT TO USE THE COLLATERAL TO OFFSET LOSSES INCURRED. THERE IS POTENTIAL LOSS IN THE EVENT A FUND IS DELAYED OR PREVENTED FROM EXERCISING ITS RIGHT TO DISPOSE OF THE COLLATERAL SECURITIES, INCLUDING THE RISK OF A POSSIBLE DECLINE IN THE VALUE OF THE UNDERLYING SECURITIES DURING THE PERIOD WHILE THE FUND SEEKS TO ASSERT ITS RIGHTS.

     OPTION CONTRACTS MAY BE WRITTEN OR PURCHASED BY THE NON-MONEY MARKET FUNDS TO MANAGE EXPOSURE TO CERTAIN CHANGES IN MARKET. WHEN A FUND WRITES A CALL OR PUT OPTION, IT RECORDS THE AMOUNT RECEIVED AS AN ASSET AND AN EQUIVALENT AMOUNT AS A LIABILITY. THE FUND SUBSEQUENTLY MARKS-TO-MARKET THE LIABILITY TO REFLECT THE CURRENT VALUE OF THE OPTION WRITTEN. THE WRITING OR PURCHASE OF PUT OR CALL OPTIONS MAY RESULT IN LOSSES TO THE FUND, FORCE THE PURCHASE OR SALE, RESPECTIVELY, OF PORTFOLIO SECURITIES AT INOPPORTUNE TIMES OR FOR PRICES HIGHER THAN OR LOWER THAN CURRENT MARKET VALUES, LIMIT THE AMOUNT OF APPRECIATION THE FUND CAN REALIZE ON ITS INVESTMENTS OR CAUSE THE FUND TO HOLD A SECURITY IT MIGHT OTHERWISE SELL OR SELL A SECURITY IT MIGHT OTHERWISE HOLD. WHEN AN OPTION EXPIRES OR IS OFFSET, THE FUND RECORDS A GAIN OR LOSS (SEPARATE FROM ANY UNREALIZED GAIN OR LOSS ON THE UNDERLYING SECURITY). WHEN A COUNTERPARTY EXERCISES A CALL OPTION THAT THE FUND WROTE, THE FUND ADDS THE PROCEEDS FROM THE DELIVERY OF THE UNDERLYING SECURITY TO THE AMOUNT ORIGINALLY RECEIVED AND RECORDS THE RESULTING GAIN OR LOSS.

     EXCHANGE TRADED OPTIONS ARE VALUED AT THE LAST SALE PRICE, OR IF NO SALES ARE REPORTED, OPTIONS ARE VALUED AT THE LAST BID PRICE FOR PURCHASED OPTIONS AND FOR WRITTEN OPTIONS.

     FAIR VALUE PRICING

     EACH FUND (OTHER THAN THE BURNHAM U.S. GOVERNMENT MONEY MARKET FUND) VALUES THE SECURITIES IN ITS PORTFOLIO ON THE BASIS OF MARKET QUOTATIONS AND VALUATIONS PROVIDED BY INDEPENDENT PRICING SERVICES. A FUND THAT USES FAIR VALUE TO PRICE SECURITIES MAY VALUE THOSE SECURITIES HIGHER OR LOWER THAN A FUND THAT USES MARKET QUOTATIONS. BY ITS NATURE A FAIR VALUE PRICE IS AN ESTIMATE AND THE DIFFERENCE BETWEEN FAIR VALUE AND WHAT A SECURITY IS SOLD FOR COULD BE MATERIAL. SECURITIES FOR WHICH MARKET QUOTATIONS ARE NOT READILY AVAILABLE, OR THAT HAVE QUOTATIONS WHICH MANAGEMENT BELIEVES ARE NOT RELIABLE, ARE VALUED AT FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER CONSISTENTLY APPLIED PROCEDURES ESTABLISHED BY AND UNDER THE GENERAL SUPERVISION OF THE BOARD OF TRUSTEES. FOR ADDITIONAL INFORMATION SEE NOTE 5 -- FAIR VALUE OF FINANCIAL INSTRUMENTS.

     SHORT SALES MAY BE USED BY NON-MONEY MARKET FUNDS TO MANAGE RISK TO CERTAIN CHANGES IN THE MARKET. WHEN A FUND ENTERS INTO A SHORT SALE, THE FUND RECORDS A LIABILITY FOR SECURITIES SOLD SHORT AND RECORDS AN ASSET EQUAL TO PROCEEDS RECEIVED. THE AMOUNT OF THE LIABILITY IS SUBSEQUENTLY MARKED-TO-MARKET TO REFLECT THE MARKET VALUE OF SECURITIES SOLD SHORT. THE FUND MAY ALSO INCUR A DIVIDEND EXPENSE IF A SECURITY THAT HAS BEEN SOLD SHORT DECLARES A DIVIDEND. UNTIL THE FUND REPLACES A BORROWED SECURITY, IT WILL MAINTAIN IN A SEGREGATED ACCOUNT AT ALL TIMES CASH, U.S. GOVERNMENT SECURITIES, OR OTHER LIQUID SECURITIES IN AN AMOUNT WHICH, WHEN ADDED TO ANY AMOUNT DEPOSITED WITH A BROKER OR CUSTODIAN AS COLLATERAL, WILL AT LEAST EQUAL THE CURRENT MARKET VALUE OF THE SECURITY SOLD SHORT. ALL SHORT SALES MUST BE COLLATERALIZED AS REQUIRED BY LAW OR AGREEMENT WITH THE FUNDS' PRIME BROKER. THE FUND IS EXPOSED TO MARKET RISK BASED ON THE AMOUNT, IF ANY, THAT THE MARKET VALUE OF THE SECURITIES SOLD SHORT EXCEEDS THE PROCEEDS RECEIVED.

     SHORT SALES INVOLVE ELEMENTS OF MARKET RISK AND EXPOSURE TO LOSS IN EXCESS OF THE AMOUNTS REFLECTED IN THE STATEMENT OF ASSETS AND LIABILITIES. THIS RISK IS POTENTIALLY UNLIMITED, AS A FUND THAT SELLS A SECURITY SHORT WITHOUT HEDGING WILL BE EXPOSED TO ANY MARKET VALUE INCREASE. DURING THE PERIOD, ONLY BURNHAM FINANCIAL INDUSTRIES FUND ENGAGED IN SHORT SALES.

     ACCOUNTING FOR PORTFOLIO TRANSACTIONS

     THE FUNDS ACCOUNT FOR PURCHASES AND SALES OF PORTFOLIO SECURITIES AS OF EACH SECURITY'S TRADE DATE. THE FUNDS DETERMINE REALIZED GAINS AND LOSSES BASED ON IDENTIFIED COST (THE SAME BASIS USED FOR FEDERAL INCOME TAX PURPOSES). WHEN THE FUNDS EARN DIVIDENDS, THEY RECORD THE INCOME ON THE EX-DIVIDEND DATE, MINUS ANY FOREIGN TAXES. THE FUNDS RECORD INTEREST INCOME AS IT ACCRUES. AMORTIZATION OF ALL PREMIUMS AND DISCOUNTS RELATING TO FIXED INCOME SECURITIES ARE CALCULATED USING THE EFFECTIVE YIELD METHOD.

2. SECURITIES LENDING

     THE FUNDS MAY LEND SECURITIES TO BROKERS, DEALERS, AND OTHER FINANCIAL ORGANIZATIONS TO EARN ADDITIONAL INCOME. EACH SECURITY LOAN IS COLLATERALIZED WITH SEGREGATED ASSETS HELD WITH THE CUSTODIAN IN AN AMOUNT EQUAL TO OR GREATER THAN THE CURRENT MARKET VALUE OF THE LOANED SECURITIES.


                         NOTES TO PORTFOLIO HOLDINGS 11

NOTES TO PORTFOLIO HOLDINGS - MARCH 31, 2009 (UNAUDITED)

     WHEN A FUND LENDS PORTFOLIO SECURITIES, THERE IS A RISK THAT THE BORROWER MAY FAIL TO RETURN THE SECURITIES. AS A RESULT, THE FUND MAY INCUR A LOSS OR, IN THE EVENT OF A BORROWER'S BANKRUPTCY, MAY BE DELAYED IN, OR PREVENTED FROM, LIQUIDATING THE COLLATERAL. THE FUND WILL BEAR THE RISK OF LOSS WITH RESPECT TO THE INVESTMENT OF CASH COLLATERAL. THE CASH COLLATERAL RECEIVED BY THE FUNDS AS A RESULT OF SECURITIES LENDING ACTIVITIES IS INVESTED IN A REGISTERED MONEY MARKET PRODUCT.

     AT MARCH 31, 2009, SECURITIES OR A PORTION OF SECURITIES ARE OUT ON LOAN. THE AGGREGATE MARKET VALUE OF THESE LOANED SECURITIES AND THE VALUE OF THE CASH COLLATERAL THE FUNDS RECEIVED ARE AS FOLLOWS:

                       LOANED
                     SECURITIES       % OF        VALUE OF
                    MARKET VALUE   NET ASSETS    COLLATERAL
                    ------------   ----------   -----------
BURNHAM FUND         $ 3,822,299      7.20%     $ 3,970,939

BURNHAM FINANCIAL
SERVICES FUND        $   285,863      0.71%     $   305,305

BURNHAM FINANCIAL
INDUSTRIES FUND      $ 1,088,248      1.56%     $ 1,135,740

BURNHAM U.S.
GOVERNMENT MONEY
MARKET FUND          $66,557,071     23.03%     $67,951,875

3. RESTRICTED SECURITIES

     ALL FUNDS EXCEPT, BURNHAM U.S. GOVERNMENT MONEY MARKET FUND, MAY NOT INVEST MORE THAN 15% OF ITS NET ASSETS IN SECURITIES SUBJECT TO LEGAL OR CONTRACTUAL RISKS ("RESTRICTED SECURITIES"). AT MARCH 31, 2009, THE BURNHAM FINANCIAL SERVICES FUND OWNED THE FOLLOWING RESTRICTED SECURITIES WHICH MAY NOT BE PUBLICLY SOLD WITHOUT REGISTRATION UNDER THE SECURITIES ACT OF 1933 AS AMENDED ("THE 1933 ACT"). THE VALUE OF THESE SECURITIES IS DETERMINED USING QUOTATIONS SUPPLIED BY A PRICING SERVICE OR BROKER, OR IF NOT AVAILABLE, IS DETERMINED IN GOOD FAITH PURSUANT TO PROCEDURES ADOPTED BY THE BOARD OF TRUSTEES. CERTAIN OF THESE SECURITIES MAY BE OFFERED AND SOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A UNDER THE 1933 ACT.

DESCRIPTION,
DATE OF PURCHASE,
% OF NET ASSETS            SHARES      COST        VALUE
-----------------         -------   ----------   --------
BANK OF ATLANTA           228,572   $1,600,004   $973,717
05/08/06
2.42%

PEREGRINE HOLDINGS LTD.   275,000   $  295,107   $295,107
05/31/02
0.73%

4. TRANSACTIONS WITH AFFILIATED SECURITIES

     DURING THE PERIOD, THE BURNHAM FINANCIAL SERVICES FUND OWNED SHARES OF THE FOLLOWING AFFILIATED SECURITIES. AN AFFILIATED SECURITY IS A SECURITY IN WHICH THE FUND HAS OWNERSHIP OF AT LEAST 5% OF THE VOTING SECURITIES.

              VALUE AT    COST OF    COST OF   VALUE AT     REALIZED    DIVIDEND
AFFILIATE     12/31/08   PURCHASES    SALES     3/31/09   GAIN/(LOSS)    INCOME
---------     --------   ---------   -------   --------   -----------   --------
PEREGRINE
   HOLDINGS
   LTD.       $295,107      $--        $--     $295,107       $--          $--

5. FAIR VALUE OF FINANCIAL INSTRUMENTS

     EFFECTIVE JANUARY 1, 2008, THE FUNDS ADOPTED FAS 157 - FAIR VALUE MEASUREMENTS ("FAS 157" OR THE "STATEMENT"). FAS 157 DEFINES FAIR VALUE, ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE IN GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("GAAP"), AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENT. THE CHANGES TO CURRENT PRACTICE RESULTING FROM THE APPLICATION OF THE STATEMENT RELATE TO THE DEFINITION OF FAIR VALUE, THE METHODS USED TO MEASURE FAIR VALUE, AND THE EXPANDED DISCLOSURES ABOUT FAIR VALUE MEASUREMENT. THE STATEMENT ESTABLISHES A FAIR VALUE HIERARCHY THAT DISTINGUISHES BETWEEN (1) MARKET PARTICIPANT ASSUMPTIONS DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE FUNDS (OBSERVABLE INPUTS) AND (2) THE FUNDS' OWN ASSUMPTIONS ABOUT MARKET PARTICIPANT ASSUMPTIONS DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE UNDER THE CIRCUMSTANCES (UNOBSERVABLE INPUTS). THE THREE LEVELS DEFINED BY THE FAS 157 HIERARCHY ARE AS FOLLOWS:

     LEVEL I - QUOTED PRICES (UNADJUSTED) IN ACTIVE MARKETS FOR IDENTICAL ASSETS OR LIABILITIES THAT THE REPORTING ENTITY HAS THE ABILITY TO ACCESS AT THE MEASUREMENT DATE.

     LEVEL II - INPUTS OTHER THAN QUOTED PRICES INCLUDED WITHIN LEVEL I THAT ARE OBSERVABLE FOR THE ASSET OR LIABILITY, EITHER DIRECTLY OR INDIRECTLY. LEVEL II ASSETS INCLUDE THE FOLLOWING: QUOTED PRICES FOR SIMILAR ASSETS OR LIABILITIES IN ACTIVE MARKETS, QUOTED PRICES FOR IDENTICAL OR SIMILAR ASSETS OR LIABILITIES IN MARKETS THAT ARE NOT ACTIVE, INPUTS OTHER THAN QUOTED PRICES THAT ARE OBSERVABLE FOR THE ASSET OR LIABILITY, AND INPUTS THAT ARE DERIVED PRINCIPALLY FROM OR CORROBORATED BY OBSERVABLE MARKET DATA BY CORRELATION OR OTHER MEANS (MARKET-CORROBORATED INPUTS).

     LEVEL III - UNOBSERVABLE PRICING INPUT AT THE MEASUREMENT DATE FOR THE ASSET OR LIABILITY. UNOBSERVABLE INPUTS SHALL BE USED TO MEASURE FAIR VALUE TO THE EXTENT THAT OBSERVABLE INPUTS ARE NOT AVAILABLE.

     IN SOME INSTANCES, THE INPUTS USED TO MEASURE FAIR VALUE MIGHT FALL IN DIFFERENT LEVELS OF THE FAIR VALUE HIERARCHY. THE LEVEL IN THE FAIR VALUE HIERARCHY WITHIN WHICH THE FAIR VALUE MEASUREMENT IN ITS ENTIRETY FALLS SHALL BE DETERMINED BASED ON THE LOWEST INPUT LEVEL THAT IS SIGNIFICANT TO THE FAIR VALUE MEASUREMENT IN ITS ENTIRETY.

     THE FOLLOWING TABLE SUMMARIZES THE VALUATION OF EACH FUND'S SECURITIES USING THE FAIR VALUE HIERARCHY:

AT MARCH 31, 2009            TOTAL         LEVEL I       LEVEL II      LEVEL III
-----------------        ------------   ------------   ------------   ----------
BURNHAM FUND
INVESTMENTS              $ 57,282,954   $ 43,955,785   $ 13,327,169   $       --

BURNHAM FINANCIAL
   SERVICES FUND
INVESTMENTS                41,539,764     37,329,956      2,940,984    1,268,824
DERIVATIVE LIABILITIES     (1,394,807)    (1,333,120)       (61,687)          --

BURNHAM FINANCIAL
   INDUSTRIES FUND
INVESTMENTS                72,677,917     66,676,288      6,001,629           --
DERIVATIVE LIABILITIES    (13,505,574)   (13,374,886)      (130,688)          --

BURNHAM U.S.
   GOVERNMENT MONEY
   MARKET FUND
INVESTMENTS               389,812,468             --    389,812,468           --

NOTES TO PORTFOLIO HOLDINGS - MARCH 31, 2009 (UNAUDITED)

     THE FOLLOWING TABLE SUMMARIZES THE CHANGE IN VALUE ASSOCIATED WITH LEVEL III FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE FOR THE PERIOD ENDED MARCH 31, 2009:

                                   LEVEL III
BURNHAM FINANCIAL SERVICES FUND   ASSETS, NET
-------------------------------   -----------
BALANCE, JANUARY 1, 2009           $1,490,539
NET TRANSFERS IN / (OUT)                   --
REALIZED GAINS / (LOSSES)                  --
UNREALIZED GAINS / (LOSSES)          (221,715)
                                   ----------
BALANCE, MARCH 31, 2009            $1,268,824
                                   ==========

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

     IN MARCH 2008, STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (SFAS 161), WAS ISSUED AND IS EFFECTIVE FOR FISCAL YEARS BEGINNING AFTER NOVEMBER 15, 2008. SFAS 161 REQUIRES ENHANCED DISCLOSURES TO PROVIDE INFORMATION ABOUT THE REASONS THE FUNDS INVEST IN DERIVATIVE INSTRUMENTS, THE ACCOUNTING TREATMENT OF DERIVATIVES AND THE EFFECT DERIVATIVES HAVE ON FINANCIAL PERFORMANCE. MANAGEMENT IS CURRENTLY EVALUATING THE IMPACT THE ADOPTION OF SFAS 161 WILL HAVE ON THE FUNDS' FINANCIAL STATEMENT DISCLOSURES.


                         NOTES TO PORTFOLIO HOLDINGS 13

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940Act (17CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) BURNHAM INVESTORS TRUST


By:                               /S/ JON M. BURNHAM
                                  ---------------------------------------
                                  Jon M. Burnham, Chief Executive Officer

Date:                             MAY 11, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:                               /S/ JON M. BURNHAM
                                  ---------------------------------------
                                  Jon M. Burnham, Chief Executive Officer

Date:                             MAY 11, 2009



By:                               /S/ MICHAEL E. BARNA
                                  -----------------------------------------
                                  Michael E. Barna, Chief Financial Officer

Date:                             MAY 11, 2009